Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Schedule of Operating Lease Right of use Assets and Liabilities
Operating lease right-of-use assets and lease liabilities for lease terms not qualifying for any exceptions as of December 31, 2022 and 2021 are as follows (in thousands):

Description	Location in Balance Sheet	December 31, 2022	December 31, 2021
Assets:
Right of use assets	Other assets	$1,629	$1,257

Liabilities:
Current portion - operating leases	Accounts payable and accrued expenses	$674	$355
Non-current portion - operating leases	Other liabilities	$1,683	$1,825

Maturities of Operating Lease Liabilities	Maturities of operating lease liabilities for contracts with initial non-cancelable terms in excess of one year at December 31, 2022 are as follows (in thousands):

Year
2023	$773
2024	773
2025	468
2026	379
2027	183
Thereafter	—
Total lease payments	$2,576
Less: Imputed interest	(219)
Total present value of operating lease liabilities	$2,357
Less: Current portion	(674)
Non-current operating lease liabilities	$1,683

Schedule of Lease Cost
The following table summarizes marine energy lease cost (in thousands):

	Twelve months ended December 31, 2022	Post-acquisition period ended December 31, 2021
Operating lease costs	$490	$117
The following table summarizes lease cost for our former dry bulk business (in thousands):

	Twelve months ended December 31, 2021*	Twelve months ended December 31, 2020
Operating lease costs	$35,437	$21,824
Variable lease costs	$33,072	$14,545
Sublease income	$23,466	$20,430
*results prior to ceasing dry bulk operations in July 2021

Schedule of Other Supplemental Information
The following table summarizes other supplemental information about the Company’s operating leases:

	Twelve months ended December 31, 2022	Post-acquisition period ended December 31, 2021
Weighted average discount rate	5.0%	5.0%
Weighted average remaining lease term	3.7 years	5.3 years
The following table summarizes other supplemental information about the Company’s dry bulk operating leases:

Twelve months ended December 31, 2020
Weighted average discount rate	4.9%
Weighted average remaining lease term	0.5 years
Cash paid for the amounts included in the measurement of lease liabilities for operating leases (in thousands)	$—
Right-of-use assets obtained in exchange for new operating lease liabilities (in thousands)	$—
*results prior to ceasing dry bulk operations in July 2021